Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Deferred tax assets	$ 48,178,000	$ 47,457,000
Non-capital losses carried forward [Member]
Statements [Line Items]
Deferred tax assets	12,562,000	15,953,000
Financing costs - Canada [Member]
Statements [Line Items]
Deferred tax assets	0	7,000
Fixed assets - Canada [Member]
Statements [Line Items]
Deferred tax assets	189,000	255,000
Other - Canada [Member]
Statements [Line Items]
Deferred tax assets	111,000	0
Capital loss carry-forwards -Canada [Member]
Statements [Line Items]
Deferred tax assets	3,850,000	0
Exploration and evaluation properties - Congo [Member]
Statements [Line Items]
Deferred tax assets	$ 31,466,000	$ 31,242,000